Summary of Principal Accounting Policies - Various Policies (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Customer deposits
Customer deposits maturity period	12 months
Impairment of goodwill
Number of reporting units | segment	1
Advertising expense
Marketing and advertising expenses	$ 292,076,010	$ 345,862,479	$ 306,846,482
Government subsidies
Cash subsidies included in other operating income	3,071,865	4,586,746	3,567,965
Movement of the allowance for doubtful accounts for accounts receivable
Balance at beginning of the year	31,160,340	26,350,814	15,471,020
Provisions for doubtful accounts	4,399,176	14,797,072	18,959,895
Write offs	(15,325,934)	(8,081,575)	(6,827,314)
Changes due to foreign exchange	1,594,081	(1,905,971)	(1,252,787)
Balance at end of the year	21,827,663	31,160,340	26,350,814
Allowance for prepaid expenses and other current assets	0	0	0
Net accounts receivable	80,606,130	71,390,171
Other income, net
Foreign currency translation
Foreign exchange gain		64,650	156,641
Foreign exchange loss	$ 619,269
Buildings
Property and equipment, net
Estimated useful lives	P30Y
Motor vehicles
Property and equipment, net
Estimated useful lives	P5Y
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P3Y
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful lives	P5Y
Nonrecurring
Fair value of financial instruments
Fair value of assets	$ 0	0	0
Fair value of liabilities	0	0	$ 0
Customer A | Customer risk
Movement of the allowance for doubtful accounts for accounts receivable
Net accounts receivable	$ 24,387,044	$ 11,694,364